FINANCIAL INSTRUMENTS (Impact of Derivative Instruments on Total Operating Expenses) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Gain on derivative instruments	$ (694)	$ (71)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Operating Expenses	Operating Expenses
Trading Revenue [Member]
Gain on derivative instruments	$ (153)	$ (16)
Research And Development Of Income Location [Member]
Gain on derivative instruments	(271)	(27)
Selling and Marketing Expense [Member]
Gain on derivative instruments	(83)	(8)
General and Administrative Expense [Member]
Gain on derivative instruments	(187)	(20)
Operating Expense [Member]
Gain on derivative instruments	(541)	(55)
Product [Member] | Trading Revenue [Member]
Gain on derivative instruments	(111)	(12)
Service [Member] | Trading Revenue [Member]
Gain on derivative instruments	$ (42)	$ (4)